Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Pretax charge		$ 20,000,000
Associated costs and expenses	1,000,000
Loss contingency		10,000,000
Additional contingency due to third party upon commitment expiration		10,000,000	10,000,000
Contract Backlogs [Member]
Loss Contingencies [Line Items]
Backlog covered by LCO contracts	$ 71,800,000	$ 71,800,000	$ 95,900,000